Expense Example, No Redemption - Class A C S I N T Shares - Janus Henderson Developed World Bond Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	567	763	976	1,586	170	526	907	1,976	264	811	1,385	2,944	70	221	384	859	63	199	346	774	87	271	471	1,049